CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Net income		$ 1,302	[1]	$ 1,722	[1]	$ 438
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net		(201)	[1]	(98)	[1]	(22)
Deferred income tax (benefit) expense		154	[1]	138	[1]	(278)
Contractholder and policyholder charges, non-cash		(395)	[1]	(390)	[1]	(385)
Loss from equity method investments		48	[1]	72	[1]	73
Net realized investment (gains) losses		(3)	[1]	(611)	[1]	(12)
Impairments and provision for loan losses		91	[1]	(3)	[1]	22
Net losses (gains) of consolidated investment entities		17	[1]	(20)	[1]	(2)
Change in operating assets and liabilities:
Deferred acquisition costs		62	[1]	(9)	[1]	48
Policyholder account balances, future policy benefits and claims, and market risk benefits, net		1,013	[1]	1,482	[1]	3,441
Derivatives, net of collateral		311	[1]	(575)	[1]	(134)
Reinsurance recoverables		84	[1]	(19)	[1]	(166)
Receivables		279	[1]	114	[1]	62
Accrued investment income		(21)	[1]	10	[1]	(3)
Current income tax, net		72	[1]	(321)	[1]	378
Other operating assets and liabilities of consolidated investment entities		2	[1]	20	[1]	0
Other, net		136	[1]	66	[1]	79
Net cash provided by (used in) operating activities		2,951	[1]	1,578	[1]	3,539
Available-for-Sale securities:
Proceeds from sales		1,309	[1]	555	[1]	102
Maturities, sinking fund payments and calls		1,563	[1]	2,804	[1]	2,813
Purchases		(5,600)	[1]	(3,677)	[1]	(4,069)
Proceeds from sales, maturities and repayments of mortgage loans		141	[1]	272	[1]	207
Funding of mortgage loans		(124)	[1]	(215)	[1]	(135)
Proceeds from sales and collections of other investments		24	[1]	93	[1]	123
Purchase of other investments		(46)	[1]	(32)	[1]	(184)
Purchase of investments by consolidated investment entities		(961)	[1]	(1,603)	[1]	(57)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities		615	[1]	1,047	[1]	46
Purchase of equipment and software		(13)	[1]	(13)	[1]	(10)
Change in policy loans, net		(13)	[1]	12	[1]	21
Cash paid for deposit receivable		(45)	[1]	(377)	[1]	(4)
Cash received for deposit receivable		550	[1]	254	[1]	93
Advance on line of credit to Ameriprise Financial, Inc.		(1,034)	[1]	(1)	[1]	(702)
Repayment from Ameriprise Financial, Inc. on line of credit		1,034	[1]	1	[1]	702
Cash paid for written options with deferred premiums		(619)	[1]	(552)	[1]	(338)
Cash received from written options with deferred premiums		204	[1]	106	[1]	133
Net cash impact of consolidating consolidated investment entities		0	[1]	0	[1]	83
Other, net		21	[1]	(39)	[1]	2
Net cash provided by (used in) investing activities		(2,994)	[1]	(1,365)	[1]	(1,174)
Policyholder account balances:
Deposits and other additions		1,169	[1]	1,553	[1]	1,649
Net transfers from (to) separate accounts		(162)	[1]	(273)	[1]	(125)
Surrenders and other benefits		(1,459)	[1]	(1,365)	[1]	(1,357)
Proceeds from line of credit with Ameriprise Financial, Inc.		0	[1]	6	[1]	186
Payments on line of credit with Ameriprise Financial, Inc.		0	[1]	(6)	[1]	(236)
Proceeds from long-term debt with Ameriprise Financial, Inc.		0	[1]	0	[1]	500
Cash received for purchased options with deferred premiums		378	[1]	1,350	[1]	40
Cash paid for purchased options with deferred premiums		(197)	[1]	(156)	[1]	(211)
Borrowings by consolidated investment entities		341	[1]	1,756	[1]	0
Repayments of debt by consolidated investment entities		(4)	[1]	(1,142)	[1]	(1)
Cash dividends to Ameriprise Financial, Inc.		(600)	[1]	(1,900)	[1]	(800)
Net cash provided by (used in) financing activities		(534)	[1]	(177)	[1]	(355)
Net increase (decrease) in cash and cash equivalents		(577)	[1]	36	[1]	2,010
Cash and cash equivalents at beginning of period		3,321	[1]	3,285	[1]	1,275
Cash and cash equivalents at end of period	[1]	2,744		3,321		3,285
Supplemental Disclosures:
Income taxes paid (received), net		(17)	[1]	496	[1]	(143)
Non-cash investing activity:
Exchange of an investment that resulted in a realized gain and an increase to amortized cost		0	[1]	17	[1]	0
Investments transferred in connection with reinsurance transaction		0	[1]	7,513	[1]	0
RiverSource Life
Supplemental Disclosures:
Interest paid		3	[1]	0	[1]	2
Consolidated investment entities
Supplemental Disclosures:
Interest paid		$ 75	[1]	$ 90	[1]	$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.